Taxation	12 Months Ended
Mar. 31, 2020
Taxation
Taxation

 6. Taxation

This note explains how our Group tax charge arises. The deferred tax section of the note also provides information on our expected future tax charges and sets out the tax assets held across the Group together with our view on whether or not we expect to be able to make use of these in the future.

Accounting policies

Income tax expense represents the sum of the current and deferred taxes.

Current tax payable or recoverable is based on taxable profit for the year. Taxable profit differs from profit as reported in the income statement because some items of income or expense are taxable or deductible in different years or may never be taxable or deductible. The Group’s liability for current tax is calculated using tax rates and laws that have been enacted or substantively enacted by the reporting period date.

The Group recognises provisions for uncertain tax positions when the Group has a present obligation as a result of a past event and management judge that it is probable that there will be a future outflow of economic benefits from the Group to settle the obligation. Uncertain tax positions are assessed and measured on an issue by issue basis within the jurisdictions that we operate either using management’s estimate of the most likely outcome where the issues are binary, or the expected value approach where the issues have a range of possible outcomes. The Group recognises interest on late paid taxes as part of financing costs, and any penalties, if applicable, as part of the income tax expense.

Deferred tax is the tax expected to be payable or recoverable in the future arising from temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit. It is accounted for using the statement of financial position liability method. Deferred tax liabilities are generally recognised for all taxable temporary differences and deferred tax assets are recognised to the extent that it is probable that temporary differences or taxable profits will be available against which deductible temporary differences can be utilised.

Such assets and liabilities are not recognised if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. Deferred tax liabilities are not recognised  to the extent they arise from the initial recognition of non-tax deductible goodwill.

Deferred tax liabilities are recognised for taxable temporary differences arising on investments in subsidiaries and associates, and interests in joint arrangements, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at each reporting period date and adjusted to reflect changes in the Group’s assessment that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset realised, based on tax rates that have been enacted or substantively enacted by the reporting period date.

Tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they either relate to income taxes levied by the same taxation authority on either the same taxable entity or on different taxable entities which intend to settle the current tax assets and liabilities on a net basis.

Tax is charged or credited to the income statement, except when it relates to items charged or credited to other comprehensive income or directly to equity, in which case the tax is recognised in other comprehensive income or in equity.

Income tax expense

	2020	2019	2018
	€m	€m	€m
United Kingdom corporation tax expense/(credit):
Current year	42	21	70
Adjustments in respect of prior years	(6)	(9)	(5)
	36	12	65
Overseas current tax expense/(credit):
Current year	900	1,098	1,055
Adjustments in respect of prior years	80	(48)	(102)
	980	1,050	953
Total current tax expense	1,016	1,062	1,018
Deferred tax on origination and reversal of temporary differences:
United Kingdom deferred tax	(318)	(232)	39
Overseas deferred tax	552	666	(1,936)
Total deferred tax expense /(credit)	234	434	(1,897)
Total income tax expense /(credit)	1,250	1,496	(879)

UK operating profits are more than offset by statutory allowances for capital investment in the UK network and systems plus ongoing interest costs including those arising from the €10.7 billion of spectrum payments to the UK government in 2000, 2013 and 2018.

Tax on discontinued operations

	2020	2019	2018
	€m	€m	€m
Tax credit on profit from ordinary activities of discontinued operations[1]	—	(56)	(617)

Note:

1	2018 includes a €925 million credit relating to the impairment of Vodafone India.

Tax charged/(credited) directly to other comprehensive income

	2020	2019	2018
	€m	€m	€m
Current tax	(26)	3	22
Deferred tax	830	56	70
Total tax charged/(credited) directly to other comprehensive income	804	59	92

Tax charged/(credited) directly to equity

	2020	2019	2018
	€m	€m	€m
Deferred tax	—	4	9
Total tax charged/(credited) directly to equity	—	4	9

Factors affecting the tax expense for the year

The table below explains the differences between the expected tax expense, being the aggregate of the Group’s geographical split of profits multiplied by the relevant local tax rates and the Group’s total tax expense for each year.

	2020	2019	2018
	€m	€m	€m
Continuing profit/(loss) before tax as shown in the consolidated income statement	795	(2,613)	3,878

Aggregated expected income tax expense/(credit)	226	(457)	985
Impairment losses with no tax effect	332	807	—
Disposal of Group investments	(1,113)	—	55
Effect of taxation of associates and joint ventures, reported within profit before tax	728	262	90
(Recognition)/derecognition of deferred tax assets for losses in Luxembourg and Spain[1]	—	1,186	(1,583)
Deferred tax following revaluation of investments in Luxembourg[1]	(348)	(488)	(330)
Previously unrecognised temporary differences we expect to use in the future	(14)	—	—
Previously unrecognised temporary differences utilised in the year	—	—	(29)
Current year temporary differences (including losses) that we currently do not expect to use	352	78	20
Adjustments in respect of prior year tax liabilities[2]	(86)	(94)	(244)
Impact of tax credits and irrecoverable taxes	52	79	93
Deferred tax on overseas earnings	3	(39)	24
Effect of current year changes in statutory tax rates on deferred tax balances[3]	757	(2)	(44)
Financing costs not deductible for tax purposes	174	67	23
Expenses not deductible (income not taxable) for tax purposes	187	97	61
Income tax expense/(credit)	1,250	1,496	(879)

Notes:

1See note below regarding deferred tax asset recognition in Luxembourg and Spain on pages 170 and 171.

22018 includes the impact of closing tax audits across the Group during the year, including in Germany and Romania.

32020 includes the impact of a lower corporate tax rate in Luxembourg and the impact of the retention of the 19% corporate tax rate in the UK

Deferred tax

Analysis of movements in the net deferred tax balance during the year:

€m
1 April 2019	24,275
Exchange and other movements	17
Charged to the income statement (continuing operations)	(234)
Charged directly to OCI	(830)
Charged directly to equity	—
Reclassification	61
Arising on acquisitions and disposals	(1,726)
31 March 2020[1]	21,563

Deferred tax assets and liabilities, before offset of balances within countries, are as follows:

	Amount				Net
	credited/				recognised
	(expensed)	Gross	Gross	Less	deferred
	in income	deferred	deferred tax	amounts	tax
	statement	tax asset	liability	unrecognised	(liability)/ asset
	€m	€m	€m	€m	€m
Accelerated tax depreciation	964	1,581	(1,807)	13	(213)
Intangible assets	(719)	381	(1,948)	14	(1,553)
Tax losses	(926)	32,121	—	(8,725)	23,396
Treasury related items	144	530	(770)	(301)	(541)
Temporary differences relating to revenue recognition	187	3	(559)	—	(556)
Temporary differences relating to leases	205	261	(41)	—	220
Other temporary differences	(89)	1,183	(302)	(71)	810
31 March 2020[1]	(234)	36,060	(5,427)	(9,070)	21,563

Analysed in the balance sheet, after offset of balances within countries, as:

€m
Deferred tax asset	23,606
Deferred tax liability	(2,043)
31 March 2020[1]	21,563

At 31 March 2019, deferred tax assets and liabilities, before offset of balances within countries, were as follows:

	Amount				Net
	credited/				recognised
	(expensed)	Gross	Gross	Less	deferred
	in income	deferred tax	deferred tax	amounts	tax
	statement	asset	liability	unrecognised	(liability)/ asset
	€m	€m	€m	€m	€m
Accelerated tax depreciation	350	1,495	(1,202)	8	301
Intangible assets	38	406	(754)	15	(333)
Tax losses	(814)	32,397	—	(8,175)	24,222
Treasury related items	(23)	165	(67)	(160)	(62)
Deferred tax on overseas earnings	104	—	—	—	—
Temporary differences relating to revenue recognition	62	—	(766)	—	(766)
Other temporary differences	(151)	1,225	(237)	(75)	913
31 March 2019[1]	(434)	35,688	(3,026)	(8,387)	24,275

At 31 March 2019, analysed in the balance sheet, after offset of balances within countries, as:

€m
Deferred tax asset	24,753
Deferred tax liability	(478)
31 March 2019[1]	24,275

Note:

1The Group does not discount its deferred tax assets. This is in accordance with the requirements on IAS 12.

Factors affecting the tax charge in future years

The Group’s future tax charge, and effective tax rate, could be affected by several factors including: tax reform in countries around the world, including any arising from the OECD’s or European Commission’s work on the taxation of the digital economy and European Commission initiatives such as the proposed tax and financial reporting directive or as a consequence of state aid investigations, future corporate acquisitions and disposals, any restructuring of our businesses and the resolution of open tax issues (see below).

On 25 April 2019, the European Commission published its full decision in relation to its investigation into the ‘group financing exemption’ (GFE) in the UK’s controlled foreign company rules and whether the GFE constituted unlawful State Aid. They concluded the GFE does not constitute unlawful state aid when the managing of the financing activities is outside the UK. As the Group’s Luxembourg financing activities are properly established and operate in accordance with EU and local law as well as the OECD’s transfer pricing guidelines, we do not anticipate any significant impact as a result of the Commissions findings.

We do not anticipate any significant impact on our future tax charge, liabilities or assets, as a result of the UK leaving the European Union on 31 January 2020 but cannot rule out the possibility that a failure to reach satisfactory arrangements for the UK’s future relationship with the European Union at the end of the transition period on 31 December 2020, could have an impact on such matters. We continue to monitor developments in this area.

The Group is routinely subject to audit by tax authorities in the territories in which it operates. The Group considers each issue on its merits and, where appropriate, holds provisions in respect of the potential tax liability that may arise.  As at 31 March 2020, the Group holds provisions for such potential liabilities of €638 million (2019: €460 million). These provisions relate to multiple issues, across the jurisdictions in which the Group operates.

As the tax impact of a transaction can be uncertain until a conclusion is reached with the relevant tax authority or through a legal process, the amount ultimately paid may differ materially from the amount accrued and could therefore affect the Group's overall profitability and cash flows in future periods.  See note 29 "Contingent liabilities and legal proceedings" to the consolidated financial statements.

At 31 March 2020, the gross amount and expiry dates of losses available for carry forward are as follows:

	Expiring	Expiring
	within	beyond
	5 years	6 years	Unlimited	Total
	€m	€m	€m	€m
Losses for which a deferred tax asset is recognised	531	143	99,828	100,502
Losses for which no deferred tax is recognised	759	9,404	22,772	32,935
	1,290	9,547	122,600	133,437

At 31 March 2019, the gross amount and expiry dates of losses available for carry forward were as follows:

	Expiring	Expiring
	within	beyond
	5 years	6 years	Unlimited	Total
	€m	€m	€m	€m
Losses for which a deferred tax asset is recognised	207	37	99,967	100,211
Losses for which no deferred tax is recognised	632	7,063	22,659	30,354
	839	7,100	122,626	130,565

Deferred tax assets on losses in Luxembourg

Included in the table above are losses of €82,372 million (2019: €82,372 million) that have arisen in Luxembourg companies, principally as a result of revaluations of those companies’ investments for local GAAP purposes.

A deferred tax asset of €20,544 million (2019: €21,425 million) has been recognised in respect of these losses, as we conclude it is probable that the Luxembourg entities will continue to generate taxable profits in the future against which we can utilise these losses.

The Luxembourg companies’ income is derived from the Group’s internal financing and procurement and roaming activities. The Group has reviewed the latest forecasts for the Luxembourg companies, including their ability to continue to generate income beyond the forecast period under the tax laws substantively enacted at the balance sheet date. The assessment also considered whether the structure of the Group would continue to allow the generation of taxable income. Based on this, Group’s management concludes that it is probable that the Luxembourg companies will continue to generate taxable income in the future. Any future changes in tax law or the structure of the Group could have a significant effect on the use of losses, including the period over which the losses can be utilised.

Based on the current forecasts the losses will be fully utilised over the next 40 to 45 years. A 5%-10% change in the forecast income in Luxembourg would change the period over which the losses will be fully utilised by 2 to 5 years. The shorter recovery period in the current year is primarily driven by the consequences of the acquisition of Unity Media in Germany and the UPC entities in Central Europe.

The Group’s effective tax rate reconciliation includes €348 million (2019: €488 million) as a result of the revaluation of investments based upon the local GAAP financial statements and tax returns at 31 March 2020. These revaluations of investments for local GAAP purposes, which are based on the Group’s value in use calculations, can give rise to impairments or the reversal of previous impairments. The reversal of impairments can result in a significant change to our deferred tax assets and the period over which these assets can be utilised. Impairments have a narrower impact as losses incurred in the year expire after 17 years and are used after any pre-existing losses.

In addition to the above, €9,242 million (2019: €7,063 million) of the Group’s Luxembourg losses expire after 14 to 17 years and no deferred tax asset is recognised as they will expire before we can use these losses.  The remaining losses do not expire. We also have €9,136 million (2019: €9,132 million) of Luxembourg losses in a former Cable & Wireless Worldwide Group company, for which no deferred tax asset has been recognised as it is uncertain whether these losses will be utilised.

Deferred tax assets on losses in Germany

The Group has tax losses of €17,160 million (2019: €17,417 million) in Germany arising on the write down of investments in Germany in 2000. The losses are available to use against both German federal and trade tax liabilities and they do not expire.

A deferred tax asset of €2,662 million (2019: €2,701 million) has been recognised in respect of these losses as we conclude it is probable that the German business will continue to generate taxable profits in the future against which we can utilise these losses. The Group has reviewed the latest forecasts for the German business which incorporate the unsystematic risks of operating in the telecommunications business. In the period beyond the 5 year forecast we have reviewed the profits inherent in the terminal period and based on these and our expectations for the German business we believe it is probable the German losses will be fully utilised.

Based on the current forecasts the losses will be fully utilised over the next 9 to 14 years. A 5%-10% change in the forecast profits of the German business would alter the utilisation period by 1 to 2 years.

Deferred tax assets on losses in Spain

The Group has tax losses of €4,281 million (2019: €3,821 million) in Spain which are available to offset against the future profits of the Grupo Corporativo ONO business. The losses do not expire and no deferred tax asset is recognised for these losses due to the trading environment in Spain.

Other tax losses

The Group has losses amounting to €7,500 million (2019: €7,678 million) in respect of UK subsidiaries which are only available for offset against future capital gains and since it is uncertain whether these losses will be utilised, no deferred tax asset has been recognised, in line with the prior year.

The remaining losses relate to a number of other jurisdictions across the Group. There are also €1,514 million (2019: €798 million) of unrecognised temporary differences relating to treasury items and other items.

No deferred tax liability has been recognised in respect of a further €7,130 million (2019: €10,425 million) of unremitted earnings of subsidiaries, associates and joint ventures because the Group is in a position to control the timing of the reversal of the temporary difference and it is probable that such differences will not reverse in the foreseeable future. It is not practicable to estimate the amount of unrecognised deferred tax liabilities in respect of these unremitted earnings.